Muzinich Credit Opportunities Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 86.2%		Par	Value
Aerospace/Defense - 0.7%
TransDigm Inc
6.63%, 03/01/2032 (a)		$1,350,000	$1,408,139
6.00%, 01/15/2033 (a)		300,000	304,430
			1,712,569
Agency - 0.4%
Indian Railway Finance Corp Ltd, 3.57%, 01/21/2032		1,050,000	975,327
Airlines - 0.5%
American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.75%, 04/20/2029 (a)		650,000	649,463
Emirates Airline, 4.50%, 02/06/2025		107,576	107,282
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/2027 (a)		495,000	501,534
			1,258,279
Automotive & Auto Parts - 6.0%
Ford Motor Credit Co LLC
7.35%, 11/04/2027		1,300,000	1,380,430
6.05%, 03/05/2031		900,000	923,555
7.12%, 11/07/2033		1,000,000	1,080,741
Ford Otomotiv Sanayi AS, 7.13%, 04/25/2029		250,000	259,112
General Motors Financial Co Inc, 2.35%, 01/08/2031		1,425,000	1,217,974
Hyundai Capital America
1.65%, 09/17/2026 (a)		1,698,000	1,610,759
5.40%, 01/08/2031 (a)		1,300,000	1,347,260
IHO Verwaltungs GmbH, 3.75% (includes 4.50% PIK), 09/15/2026	EUR	400,000	444,649
Kia Corp, 3.25%, 04/21/2026		470,000	462,266
Magna International Inc, 4.38%, 03/17/2032	EUR	500,000	592,207
Nemak SAB de CV, 2.25%, 07/20/2028	EUR	640,000	644,344
Nissan Motor Acceptance Co LLC, 7.05%, 09/15/2028		400,000	423,794
Phinia Inc, 6.75%, 04/15/2029 (a)		650,000	671,757
Porsche Automobil Holding SE, 4.13%, 09/27/2032	EUR	925,000	1,044,002
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/2029		225,000	231,805
Valeo SE, 5.88%, 04/12/2029	EUR	800,000	936,976
Volkswagen International Finance NV
4.63% to 06/27/2028 then 10 yr. Swap Rate EUR + 3.98%, Perpetual	EUR	200,000	217,622
7.50% to 09/06/2028 then 5 yr. Swap Rate EUR + 4.29%, Perpetual	EUR	200,000	239,606
ZF North America Capital Inc, 7.13%, 04/14/2030 (a)		575,000	596,491
			14,325,350
Banking - 10.1%
AIB Group PLC, 2.88% to 05/30/2026 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031	EUR	1,200,000	1,318,745
Banco BPM SPA, 3.88% to 09/09/2029 then 3 mo. EURIBOR + 1.47%, 09/09/2030	EUR	950,000	1,065,631
Banco Santander SA, 9.63% to 11/21/2033 then 5 yr. CMT Rate + 5.30%, Perpetual		400,000	471,810
Bancolombia SA, 6.91% to 10/18/2027 then 5 yr. CMT Rate + 2.93%, 10/18/2027		500,000	508,979
Bank of America Corp, 1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031		1,275,000	1,105,621
Barclays PLC, 6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029		1,300,000	1,387,375
BBVA Bancomer SA, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039		650,000	689,111
BPCE SA
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (a)		700,000	678,067
1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	600,000	633,410
CaixaBank SA
2.25% to 04/17/2025 then 5 yr. Swap Rate EUR + 1.68%, 04/17/2030	EUR	1,200,000	1,322,030
6.88% to 10/25/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.70%, 10/25/2033	GBP	600,000	832,078
Commerzbank AG
4.00% to 12/05/2025 then 5 yr. Swap Rate EUR + 4.35%, 12/05/2030	EUR	700,000	778,879
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	600,000	635,705
Danske Bank AS, 1.38% to 02/12/2025 then 5 yr. Swap Rate EUR + 1.70%, 02/12/2030	EUR	1,200,000	1,323,729
Eurobank SA, 4.00% to 09/24/2029 then 1 yr. Swap Rate EUR + 1.80%, 09/24/2030	EUR	300,000	336,274
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		1,350,000	1,416,913
ING Groep NV, 7.50% to 11/16/2028 then 5 yr. CMT Rate + 3.71%, Perpetual		450,000	469,279
JPMorgan Chase & Co, 3.11% to 04/22/2050 then SOFR + 2.44%, 04/22/2051		950,000	700,387
KBC Group NV, 0.63% to 12/07/2026 then 5 yr. Swap Rate EUR + 0.95%, 12/07/2031	EUR	600,000	630,625
Mizuho Financial Group Inc, 5.58% to 05/26/2034 then 1 yr. CMT Rate + 1.30%, 05/26/2035		1,300,000	1,371,314
Permanent TSB Group Holdings PLC, 6.63% to 04/25/2027 then EURIBOR ICE Swap Rate + 3.50%, 04/25/2028	EUR	800,000	956,999
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50% to 03/27/2027 then 3 mo. EURIBOR + 1.60%, 03/27/2028	EUR	750,000	849,456
Societe Generale SA, 1.13% to 06/30/2026 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031	EUR	700,000	743,159
Standard Chartered PLC, 1.20% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.55%, 09/23/2031	EUR	800,000	849,246
Swedbank AB, 7.63% to 09/17/2028 then 5 yr. CMT Rate + 3.59%, Perpetual		400,000	415,712
United Overseas Bank Ltd, 3.86% to 10/07/2027 then 5 yr. CMT Rate + 1.45%, 10/07/2032		900,000	880,952
Virgin Money UK PLC, 5.13% to 12/11/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	900,000	1,195,463
Volksbank Wien AG, 5.75% to 06/21/2029 then 5 yr. Swap Rate EUR + 3.10%, 06/21/2034	EUR	300,000	342,386
			23,909,335
Broadcasting - 1.3%
Netflix Inc, 4.90%, 08/15/2034		1,650,000	1,705,686
TEGNA Inc
4.75%, 03/15/2026 (a)		875,000	864,399
4.63%, 03/15/2028		550,000	526,884
			3,096,969
Building Materials - 1.0%
Builders FirstSource Inc
4.25%, 02/01/2032 (a)		500,000	462,605
6.38%, 03/01/2034 (a)		425,000	441,839
Standard Industries Inc
5.00%, 02/15/2027 (a)		900,000	893,359
6.50%, 08/15/2032 (a)		625,000	647,495
			2,445,298
Cable/Satellite TV - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp, 5.13%, 05/01/2027 (a)		700,000	689,453
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 06/01/2034		750,000	780,363
Grupo Televisa SAB, 6.63%, 01/15/2040		400,000	396,708
			1,866,524
Capital Goods - 1.6%
EMRLD Borrower LP / Emerald Co-Issuer Inc, 6.75%, 07/15/2031 (a)		250,000	260,946
Hillenbrand Inc, 6.25%, 02/15/2029		500,000	509,414
Ingersoll Rand Inc, 5.45%, 06/15/2034		300,000	315,523
Regal Rexnord Corp, 6.05%, 04/15/2028		1,350,000	1,403,676
Solventum Corp, 5.90%, 04/30/2054 (a)		775,000	804,155
Trane Technologies Financing Ltd, 5.10%, 06/13/2034		450,000	468,751
			3,762,465
Chemicals - 3.2%
Alpek SAB de CV, 4.25%, 09/18/2029		868,000	831,584
Avient Corp., 6.25%, 11/01/2031 (a)		75,000	76,955
Celanese US Holdings LLC, 6.55%, 11/15/2030		1,025,000	1,104,678
DuPont de Nemours Inc, 5.42%, 11/15/2048		500,000	552,504
International Flavors & Fragrances Inc, 2.30%, 11/01/2030 (a)		1,225,000	1,072,400
Orbia Advance Corp SAB de CV, 4.00%, 10/04/2027		1,400,000	1,362,033
Sherwin-Williams Co
2.95%, 08/15/2029		1,450,000	1,364,100
4.80%, 09/01/2031		1,200,000	1,223,632
			7,587,886
Consumer-Products - 0.5%
Hasbro Inc, 6.05%, 05/14/2034		1,175,000	1,235,702
Containers - 0.2%
Berry Global Inc, 5.65%, 01/15/2034 (a)		525,000	538,895
Diversified Financial Services - 7.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.15%, 09/30/2030		900,000	969,419
Block Inc, 6.50%, 05/15/2032 (a)		475,000	495,227
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, 4.75%, 03/27/2034	EUR	600,000	703,488
DAE Funding LLC, 3.38%, 03/20/2028		1,400,000	1,338,734
Esic Sukuk Ltd, 5.83%, 02/14/2029		1,060,000	1,091,849
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/2032 (a)		1,075,000	1,129,612
Goldman Sachs Group Inc, 2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032		1,300,000	1,127,049
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/2026		1,500,000	1,491,423
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031 (a)		400,000	429,577
Hyundai Card Co Ltd, 5.75%, 04/24/2029		210,000	218,837
ICD Funding Ltd, 3.22%, 04/28/2026		1,900,000	1,854,849
India Vehicle Finance, 5.85%, 03/25/2029		410,000	407,205
JAB Holdings BV, 4.38%, 04/25/2034	EUR	200,000	231,148
MDGH GMTN RSC Ltd
2.88%, 11/07/2029		880,000	826,464
3.70%, 11/07/2049		790,000	637,235
Morgan Stanley
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030		775,000	798,651
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034		450,000	464,517
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035		675,000	705,291
Motability Operations Group PLC, 3.88%, 01/24/2034	EUR	700,000	802,998
Nasdaq Inc, 5.55%, 02/15/2034		1,125,000	1,186,129
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.75%, 08/15/2032 (a)		125,000	130,640
SoftBank Group Corp, 6.75%, 07/08/2029		800,000	820,500
			17,860,842
Diversified Media - 0.6%
Meta Platforms Inc, 4.75%, 08/15/2034		950,000	969,000
RAI-Radiotelevisione Italiana SPA, 4.38%, 07/10/2029	EUR	300,000	344,676
			1,313,676
Energy - 11.4%
Aker BP ASA, 4.00%, 05/29/2032	EUR	1,000,000	1,131,668
BP Capital Markets BV, 4.32%, 05/12/2035	EUR	350,000	413,761
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027		1,275,000	1,295,987
Cheniere Energy Partners LP
4.50%, 10/01/2029		1,000,000	987,116
5.95%, 06/30/2033		500,000	529,490
Ecopetrol SA, 8.88%, 01/13/2033		670,000	718,919
Empresa Nacional del Petroleo, 5.95%, 07/30/2034		1,225,000	1,289,067
Energy Transfer LP, 5.55%, 05/15/2034		750,000	777,468
Enterprise Products Operating LLC, 4.95%, 02/15/2035		600,000	608,940
Galaxy Pipeline Assets Bidco Ltd, 2.63%, 03/31/2036		1,400,000	1,196,971
Kinder Morgan Inc, 4.30%, 03/01/2028		675,000	676,029
Lion/Polaris Lux 4 SA, 3.25%, 09/30/2040		959,000	777,428
Occidental Petroleum Corp, 7.88%, 09/15/2031		875,000	1,014,464
Oleoducto Central SA, 4.00%, 07/14/2027		924,000	885,279
ONEOK Inc
6.05%, 09/01/2033		700,000	747,620
6.63%, 09/01/2053		600,000	665,424
Pertamina Persero PT
3.65%, 07/30/2029		700,000	674,532
4.15%, 02/25/2060		850,000	675,661
Plains All American Pipeline LP / PAA Finance Corp, 3.55%, 12/15/2029		1,950,000	1,854,227
QatarEnergy, 2.25%, 07/12/2031		1,700,000	1,497,755
Raizen Fuels Finance SA, 5.70%, 01/17/2035		500,000	497,850
Rockies Express Pipeline LLC, 3.60%, 05/15/2025 (a)		1,375,000	1,352,920
Shell International Finance BV, 1.88%, 04/07/2032	EUR	600,000	613,949
Targa Resources Corp, 6.50%, 03/30/2034		700,000	773,214
TotalEnergies SE, 2.63% to 02/26/2025 then 5 yr. Swap Rate EUR + 2.15%, Perpetual	EUR	1,475,000	1,632,869
Venture Global LNG Inc, 8.13%, 06/01/2028 (a)		1,400,000	1,460,636
Williams Cos Inc, 5.30%, 08/15/2028		775,000	800,279
Wintershall Dea Finance 2 BV, 2.50% to 07/20/2026 then 5 yr. Swap Rate EUR + 2.92%, Perpetual	EUR	1,500,000	1,606,236
			27,155,759
Food & Drug Retail - 1.1%
Cencosud SA, 5.95%, 05/28/2031		820,000	857,152
Kroger Co, 4.90%, 09/15/2031		800,000	805,515
Roadster Finance DAC, 1.63%, 12/09/2024	EUR	525,000	581,935
Tesco Corporate Treasury Services PLC, 5.13%, 05/22/2034	GBP	300,000	393,230
			2,637,832
Food/Beverage/Tobacco - 3.6%
Anheuser-Busch InBev Worldwide Inc, 5.45%, 01/23/2039		650,000	694,901
Bacardi Ltd / Bacardi-Martini BV
5.25%, 01/15/2029 (a)		750,000	769,401
5.40%, 06/15/2033 (a)		1,125,000	1,145,537
Bimbo Bakeries USA Inc, 6.40%, 01/15/2034		1,500,000	1,658,664
Coca-Cola Co, 4.65%, 08/14/2034		675,000	690,394
Keurig Dr Pepper Inc
3.95%, 04/15/2029		700,000	691,615
5.20%, 03/15/2031		1,150,000	1,200,501
NBM US Holdings Inc, 6.63%, 08/06/2029		600,000	610,958
Tereos Finance Groupe I SA, 5.88%, 04/30/2030	EUR	100,000	112,202
Upfield BV, 6.88%, 07/02/2029	EUR	400,000	446,059
US Foods Inc, 5.75%, 04/15/2033 (a)		475,000	476,781
			8,497,013
Healthcare - 6.7%
Amgen Inc, 5.65%, 03/02/2053		975,000	1,025,033
Bristol-Myers Squibb Co, 5.55%, 02/22/2054		1,325,000	1,404,590
Elevance Health Inc, 5.65%, 06/15/2054		625,000	659,193
Eli Lilly & Co
4.70%, 02/09/2034		900,000	919,468
4.60%, 08/14/2034		800,000	811,286
5.05%, 08/14/2054		1,475,000	1,507,824
Fortrea Holdings Inc, 7.50%, 07/01/2030 (a)		600,000	605,595
GN Store Nord AS, 0.88%, 11/25/2024	EUR	500,000	553,019
HCA Inc
5.50%, 06/01/2033		1,050,000	1,089,824
5.45%, 09/15/2034		1,150,000	1,181,240
5.25%, 06/15/2049		1,525,000	1,449,701
Medtronic Inc, 4.15%, 10/15/2053	EUR	500,000	577,854
Perrigo Finance Unlimited Co, 6.13%, 09/30/2032		200,000	201,959
UnitedHealth Group Inc
5.15%, 07/15/2034		1,500,000	1,564,139
5.75%, 07/15/2064		1,525,000	1,645,590
Werfen SA, 4.25%, 05/03/2030	EUR	600,000	689,382
			15,885,697
Homebuilders/Real Estate - 5.5%
Aldar Investment Properties Sukuk Ltd, 4.88%, 05/24/2033		200,000	203,696
American Tower Corp
5.25%, 07/15/2028		1,025,000	1,055,589
5.45%, 02/15/2034		1,000,000	1,045,138
Aroundtown SA
0.63%, 07/09/2025	EUR	700,000	760,076
0.38%, 04/15/2027	EUR	300,000	305,793
4.80%, 07/16/2029	EUR	500,000	564,167
Balder Finland Oyj, 1.00%, 01/18/2027	EUR	975,000	1,029,063
Blackstone Property Partners Europe Holdings SARL, 1.00%, 10/20/2026	EUR	900,000	954,442
Castellum AB, 4.13%, 12/10/2030	EUR	200,000	224,119
Castellum Helsinki Finance Holding Abp, 2.00%, 03/24/2025	EUR	800,000	882,780
Fastighets AB Balder, 1.88%, 03/14/2025	EUR	400,000	441,826
Hammerson PLC, 3.50%, 10/27/2025	GBP	500,000	656,994
Heimstaden Bostad AB, 1.13%, 01/21/2026	EUR	150,000	159,839
Heimstaden Bostad Treasury BV
0.25%, 10/13/2024	EUR	400,000	444,654
1.00%, 04/13/2028	EUR	600,000	590,278
MasTec Inc, 4.50%, 08/15/2028 (a)		925,000	908,850
P3 Group SARL, 4.63%, 02/13/2030	EUR	350,000	403,581
RHP Hotel Properties LP / RHP Finance Corp, 6.50%, 04/01/2032 (a)		1,325,000	1,370,479
TAG Immobilien AG, 4.25%, 03/04/2030	EUR	400,000	449,602
VIA Outlets BV, 1.75%, 11/15/2028	EUR	675,000	700,545
			13,151,511
Hotels - 0.7%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/2032 (a)		625,000	633,113
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	700,000	917,289
			1,550,402
Insurance - 1.3%
Allianz SE, 2.63% to 04/30/2031 then 5 yr. Swap Rate EUR + 2.77%, Perpetual	EUR	800,000	737,285
Cathaylife Singapore Pte Ltd, 5.95%, 07/05/2034		1,050,000	1,125,730
Credit Agricole Assurances SA, 4.50%, 12/17/2034	EUR	400,000	452,916
FWD Group Holdings Ltd, 7.64%, 07/02/2031		600,000	652,493
			2,968,424
Leisure - 0.5%
Royal Caribbean Cruises Ltd
5.63%, 09/30/2031 (a)		450,000	456,873
6.25%, 03/15/2032 (a)		325,000	337,323
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033 (a)		471,000	483,072
			1,277,268
Machinery-Construction & Mining - 0.1%
Terex Corp., 6.25%, 10/15/2032 (a)		350,000	350,000
Metals/Mining - 0.9%
Corp Nacional del Cobre de Chile
5.95%, 01/08/2034		700,000	738,042
6.44%, 01/26/2036		200,000	218,169
Gold Fields Orogen Holdings BVI Ltd, 6.13%, 05/15/2029		1,185,000	1,243,712
			2,199,923
Paper - 1.1%
Inversiones CMPC SA, 6.13%, 06/23/2033		1,500,000	1,590,360
Suzano Austria GmbH, 3.75%, 01/15/2031		1,200,000	1,105,904
			2,696,264
Restaurants - 0.6%
Indofood BCP Sukses, 3.40%, 06/09/2031		1,510,000	1,376,763
Services - 0.7%
Amber Finco PLC, 6.63%, 07/15/2029	EUR	225,000	262,606
Bureau Veritas SA, 3.50%, 05/22/2036	EUR	500,000	568,557
RAC Bond Co PLC, 4.87%, 05/06/2026	GBP	600,000	796,517
			1,627,680
Steel - 0.9%
ABJA Investment Co Pte Ltd, 5.45%, 01/24/2028		812,000	830,565
GUSAP III LP, 4.25%, 01/21/2030		1,200,000	1,166,952
			1,997,517
Super Retail - 1.3%
Group 1 Automotive Inc, 6.38%, 01/15/2030 (a)		175,000	178,266
Home Depot Inc, 4.95%, 06/25/2034		1,000,000	1,038,876
Lowe's Cos Inc
5.15%, 07/01/2033		650,000	677,351
5.85%, 04/01/2063		400,000	423,688
REWE International Finance BV, 4.88%, 09/13/2030	EUR	700,000	835,019
			3,153,200
Technology - 3.8%
Broadcom Inc, 3.47%, 04/15/2034 (a)		1,350,000	1,215,014
Cadence Design Systems Inc, 4.70%, 09/10/2034		600,000	603,353
Fortress Intermediate 3 Inc, 7.50%, 06/01/2031 (a)		950,000	1,003,496
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031		950,000	947,322
Insight Enterprises Inc, 6.63%, 05/15/2032 (a)		350,000	365,624
Intel Corp, 5.13%, 02/10/2030		1,125,000	1,149,097
LG Energy Solution Ltd, 5.75%, 09/25/2028		870,000	900,483
SK Hynix Inc
6.38%, 01/17/2028		200,000	210,196
6.50%, 01/17/2033		1,100,000	1,213,420
TDF Infrastructure SASU, 5.63%, 07/21/2028	EUR	700,000	829,713
Teleperformance SE, 5.25%, 11/22/2028	EUR	500,000	584,173
			9,021,891
Telecommunications - 4.9%
America Movil SAB de CV, 4.38%, 04/22/2049		1,140,000	1,021,510
AT&T Inc, 3.50%, 09/15/2053		1,125,000	825,455
Bharti Airtel Ltd, 3.25%, 06/03/2031		1,500,000	1,370,689
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)		700,000	678,569
iliad SA, 5.38%, 02/15/2029	EUR	400,000	466,377
SES SA, 3.50%, 01/14/2029	EUR	650,000	714,461
TDC Net AS, 5.19%, 08/02/2029	EUR	250,000	293,436
T-Mobile USA Inc
3.88%, 04/15/2030		1,025,000	996,693
2.55%, 02/15/2031		1,800,000	1,603,706
5.05%, 07/15/2033		1,100,000	1,126,836
Vmed O2 UK Financing I PLC, 4.00%, 01/31/2029	GBP	800,000	961,001
Vodafone Group PLC, 2.63% to 08/27/2026 then 5 yr. Swap Rate EUR + 3.00%, 08/27/2080	EUR	700,000	762,425
Ziggo BV, 2.88%, 01/15/2030	EUR	900,000	928,645
			11,749,803
Transportation Excluding Air/Rail - 3.4%
Australia Pacific Airports Melbourne Pty Ltd, 4.38%, 05/24/2033	EUR	1,000,000	1,185,551
Autostrade per l'Italia SPA, 5.13%, 06/14/2033	EUR	875,000	1,058,256
DP World Ltd, 6.85%, 07/02/2037		1,730,000	1,973,216
Gatwick Funding Ltd, 5.50%, 04/04/2040	GBP	600,000	788,181
Heathrow Finance PLC, 3.88%, 03/01/2027 (b)	GBP	250,000	318,268
Heathrow Funding Ltd, 4.50%, 07/11/2033	EUR	900,000	1,072,822
International Distributions Services PLC, 5.25%, 09/14/2028	EUR	575,000	674,558
United Parcel Service Inc, 5.50%, 05/22/2054		925,000	986,184
			8,057,036
Utilities - 3.3%
Alpha Generation LLC, 6.75%, 10/15/2032 (a)		100,000	101,566
Elia Transmission Belgium SA, 3.63%, 01/18/2033	EUR	600,000	688,071
FLUVIUS System Operator CV, 3.88%, 05/02/2034	EUR	400,000	460,581
Iren SPA, 3.63%, 09/23/2033	EUR	600,000	667,735
Lightning Power LLC, 7.25%, 08/15/2032 (a)		775,000	814,354
National Central Cooling Co PJSC, 2.50%, 10/21/2027		1,600,000	1,501,629
Naturgy Finance Iberia SA, 3.63%, 10/02/2034	EUR	700,000	771,811
Niagara Energy SAC, 5.75%, 10/03/2034		700,000	703,347
Redexis SAU, 4.38%, 05/30/2031	EUR	600,000	679,601
Terega SA, 4.00%, 09/17/2034	EUR	400,000	448,805
Vistra Operations Co LLC, 6.88%, 04/15/2032 (a)		875,000	921,328
			7,758,828
TOTAL CORPORATE BONDS (Cost $196,963,318)			205,001,928

U.S. TREASURY SECURITIES - 6.5%		Par	Value
United States Treasury Note/Bond
3.63%, 08/31/2029		2,600,000	2,606,703
3.50%, 09/30/2029		4,250,000	4,234,893
3.88%, 08/15/2034		8,700,000	8,752,336
TOTAL U.S. TREASURY SECURITIES (Cost $15,676,177)			15,593,932

BANK LOANS - 2.0%		Par	Value
Cable/Satellite TV - 0.1%
Directv Financing LLC, Senior Secured First Lien, 10.21% (1 mo. SOFR US + 5.25%), 08/02/2029		226,728	223,611
Commercial Services - 0.0%(c)
NAB Holdings LLC, Senior Secured First Lien, 7.35% (3 mo. SOFR US + 2.75%), 11/24/2028		125	125
Diversified Financial Services - 0.3%
Jane Street Group LLC, Senior Secured First Lien
7.69% (1 mo. SOFR US + 2.50%), 01/26/2028		15,443	15,447
7.98% (1 mo. SOFR US + 2.50%), 01/26/2028		183,009	183,050
Nuvei Technologies Corp, Senior Secured First Lien
8.06% (1 mo. SOFR US + 3.00%), 12/19/2030		144,431	144,818
8.06% (1 mo. SOFR US + 3.00%), 12/19/2030		97,016	97,276
8.06% (1 mo. SOFR US + 3.00%), 12/19/2030		25,085	25,152
Wec US Holdings Ltd, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 01/27/2031		225,000	225,205
			690,948
Environmental - 0.0%(c)
Reworld Holding Corp, Senior Secured First Lien
7.85% (1 mo. SOFR US + 2.75%), 11/30/2028		76,740	76,924
7.85% (1 mo. SOFR US + 2.75%), 11/30/2028		4,208	4,218
			81,142
Food/Beverage/Tobacco - 0.2%
Upfield USA Corp, Senior Secured First Lien, 9.77% (SOFR + 4.25%), 01/03/2028		500,000	498,795
Healthcare - 0.1%
Jazz Financing Lux SARL, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 05/05/2028		135,546	135,558
Hotels - 0.2%
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 7.46% (1 mo. SOFR US + 2.50%), 08/02/2028		494,898	492,631
Travel + Leisure Co, Senior Secured First Lien, 8.37% (1 mo. SOFR US + 3.25%), 12/14/2029		99,250	99,660
			592,291
Packaging & Containers - 0.0%(c)
Pactiv Evergreen Group Holdings Inc TL First Lien, 7.84% (1 mo. Term SOFR + 2.50%), 09/25/2028		0	0
Railroads - 0.2%
Genesee & Wyoming Inc, Senior Secured First Lien, 6.60% (3 mo. SOFR US + 2.00%), 04/10/2031		450,000	449,372
Restaurants - 0.2%
KFC Holding Co, Senior Secured First Lien, 6.99% (1 mo. SOFR US + 1.75%), 03/15/2028		494,872	497,656
Super Retail - 0.1%
Hanesbrands Inc, Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.75%), 03/08/2030		247,487	247,487
Technology - 0.2%
Cloud Software Group Inc First Lien, 9.83% (3 mo. Term SOFR + 4.50%), 03/24/2031		250,000	250,971
Coherent Corp, Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 07/02/2029		333,806	334,327
Constant Contact Inc First Lien, 9.56% (3 mo. Term SOFR + 4.00%), 02/10/2028		12	11
			585,309
Telecommunications - 0.2%
Iridium Satellite LLC, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 09/20/2030		248,122	244,167
Lorca Co.-Borrower LLC, Senior Secured First Lien, 8.10% (3 mo. SOFR US + 3.50%), 04/17/2031		139,300	139,793
			383,960
Utilities - 0.2%
Constellation Renewables LLC First Lien, 8.10% (3 mo. Term SOFR + 2.50%), 12/15/2027		8,550	8,572
Edgewater Generation LLC First Lien, 9.50% (1 mo. Term SOFR + 4.25%), 08/01/2030		500,000	505,000
			513,572
TOTAL BANK LOANS (Cost $4,891,198)			4,899,826

CONVERTIBLE BONDS - 2.0%		Par	Value
Banking - 2.0%
Australia & New Zealand Banking Group Ltd, 1.81% to 09/16/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.45%, 09/16/2031	GBP	600,000	749,804
Bank of Ireland Group PLC, 4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	450,000	515,375
de Volksbank NV, 1.75% to 10/22/2025 then 5 yr. Swap Rate EUR + 2.10%, 10/22/2030	EUR	500,000	546,176
ING Groep NV, 1.00% to 11/16/2027 then 5 yr. Swap Rate EUR + 1.15%, 11/16/2032	EUR	800,000	825,851
Nationwide Building Society, 4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	750,000	857,986
Piraeus Bank SA, 4.63% to 07/17/2028 then EURIBOR ICE Swap Rate + 1.72%, 07/17/2029	EUR	325,000	371,381
Swedbank AB, 7.27% to 11/15/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.80%, 11/15/2032	GBP	600,000	841,625
			4,708,198
TOTAL CONVERTIBLE BONDS (Cost $4,417,655)			4,708,198

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%		Shares
First American Treasury Obligations Fund - Class X, 4.79% (d)		2,982,866	2,982,866
TOTAL SHORT-TERM INVESTMENTS (Cost $2,982,866)			2,982,866
TOTAL INVESTMENTS - 98.0% (Cost $224,931,214)			233,186,750
Other Assets in Excess of Liabilities - 2.0%			4,735,735
			$237,922,485
Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
GMTN - Global Medium Term Note
NV - Naamloze Vennootschap
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.
As of September 30, 2024, the value of these securities total $32,334,254 or 13.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Muzinich Credit Opportunities Fund
Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	12/11/2024	USD	52,939,456	EUR	47,800,000	$(427,103)
U.S. Bancorp Investments, Inc.	12/11/2024	USD	9,409,630	GBP	7,200,000	(214,958)
Total Unrealized Appreciation (Depreciation)						$(642,061)
EUR - Euro
GBP - British Pound
USD - United States Dollar

Muzinich Credit Opportunities Fund
Schedule of Credit Default Swap Contracts
September 30, 2024 (Unaudited)
Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Buy Protection:
CDX North American High Yield Index Series 42	(5.00)%	Quarterly	B/BB	06/20/2029	6,500,000	(499,256)	(425,235)	(74,291)
						$(499,256)	$(425,235)	$(74,291)
* Centrally cleared swap.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Muzinich Credit Opportunities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$205,001,928	$–	$205,001,928
U.S. Treasury Securities	–	15,593,932	–	15,593,932
Bank Loans	–	4,899,826	–	4,899,826
Convertible Bonds	–	4,708,198	–	4,708,198
Money Market Funds	2,982,866	–	–	2,982,866
Total Investments	$2,982,866	$230,203,884	$–	$233,186,750
Liabilities:
Other Financial Instruments*:
Forwards	–	(642,061)	–	(642,061)
Credit Default Swaps	–	(74,291)	–	(74,291)
Total Other Financial Instruments	$–	$(716,352)	$–	$(716,352)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.